INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refund) [abstract]
Non-capital losses in the US that may be applied against future taxable income	$ 1,200,000
Statutory income tax rate	27.00%	27.00%	26.00%